Taxes - Schedule of Movement of Deferred Tax Assets (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Deferred tax assets:
Beginning balance	$ 616,049	¥ 4,249,503	¥ 2,722,233
Movement	211,327	(1,457,734)	1,527,270
Ending balance	$ 404,722	¥ 2,791,769	¥ 4,249,503